Debt Bridge Loan (Details) (Cooper Industries plc [Domain], USD $)	Feb. 01, 2013	Nov. 30, 2012	May 21, 2012
Cooper Industries plc [Domain]
Short-term Debt [Line Items]
Bridge facility length of time			364 days
Bridge loan borrowings		$ 1,669,000,000
Bridge loan			6,750,000,000
Bridge loan repayment	$ 1,669,000,000